Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 60.2%
	Aerospace & Defense: 1.3%
457,261	Amentum Government Services Holdings LLC 2022 Term Loan, 9.331%, (TSFR1M + 4.000%), 02/15/29	$456,404	0.4
150,000	Barnes Group Inc Term Loan B, 8.448%, (TSFR3M + 3.000%), 09/03/30	150,000	0.1
150,124	Dynasty Acquisition Co., Inc. 2023 Term Loan B1, 9.343%, (TSFR1M + 4.000%), 08/24/28	150,133	0.1
64,339	Dynasty Acquisition Co., Inc. 2023 Term Loan B2, 9.343%, (TSFR1M + 4.000%), 08/24/28	64,343	0.1
622,266	Peraton Corp. Term Loan B, 9.198%, (TSFR1M + 3.750%), 02/01/28	619,154	0.5
93,328	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.698%, (US0003M + 3.750%), 12/06/28	93,367	0.1
		1,533,401	1.3

	Air Transport: 0.8%
294,900	LaserShip, Inc. 2021 Term Loan, 10.396%, (US0003M + 4.500%), 05/07/28	267,917	0.2
361,306	Savage Enterprises LLC 2021 Term Loan B, 8.713%, (TSFR1M + 3.250%), 09/15/28	361,854	0.3
317,353	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.540%, (TSFR1M + 6.000%), 03/24/28	271,336	0.3
		901,107	0.8

	Auto Components: 1.3%
684,000	Clarios Global LP 2023 Incremental Term Loan, 9.098%, (TSFR1M + 3.750%), 05/06/30	685,881	0.6
335,483	Holley Purchaser, Inc. 2021 Term Loan, 9.402%, (TSFR1M + 3.750%), 11/17/28	318,814	0.3
229,713	RC Buyer, Inc. 2021 Term Loan, 8.895%, (US0003M + 3.500%), 07/28/28	227,033	0.2
328,515	Truck Hero, Inc. 2021 Term Loan B, 9.213%, (TSFR1M + 3.750%), 01/31/28	316,401	0.2
		1,548,129	1.3

	Auto Parts&Equipment: 0.1%
80,000	RealTruck Group, Inc. 2023 Incremental Term Loan, 10.436%, (TSFR1M + 5.000%), 01/31/28	78,400	0.1

	Automotive: 0.9%
183,389	Dealer Tire Financial, LLC Term Loan B2, 9.848%, (TSFR1M + 4.500%), 12/14/27	183,905	0.1
150,997	IXS Holdings, Inc. 2020 Term Loan B, 9.851%, (TSFR1M + 4.250%), 03/05/27	128,536	0.1
401,045	Les Schwab Tire Centers Term Loan B, 8.694%, (US0003M + 3.250%), 11/02/27	401,379	0.3
200,000	RC Buyer, Inc. 2021 2nd Lien Term Loan, 11.733%, (TSFR1M + 6.500%), 07/30/29	189,000	0.2
EUR 24,905	Thor Industries, Inc. 2021 EUR Term Loan, 6.847%, (EUR001M + 3.000%), 02/01/26	27,143	0.0
198,966	Wand NewCo 3, Inc. 2020 Term Loan, 8.124%, (US0001M + 3.000%), 02/05/26	199,271	0.2
		1,129,234	0.9

	Basic Materials: 0.8%
215,000	Arsenal AIC Parent LLC Term Loan, 9.848%, (TSFR3M + 4.500%), 08/19/30	215,457	0.2
588,525	Ineos US Finance LLC 2023 USD Term Loan B, 8.843%, (TSFR1M + 3.500%), 02/18/30	584,531	0.5
146,000	Iris Holdings, Inc. 2022 Term Loan 1L, 10.233%, (TSFR1M + 4.750%), 06/28/28	131,467	0.1
		931,455	0.8

	Building & Development: 1.4%
512,997	Applecaramel Buyer, LLC Term Loan B, 9.098%, (TSFR1M + 3.750%), 10/19/27	513,405	0.4
227,429	Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.673%, (US0003M + 3.250%), 04/12/28	222,596	0.2
130,659	LBM Acquisition LLC Term Loan B, 9.093%, (US0001M + 3.750%), 12/17/27	125,862	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

84,873		LHS Borrower, LLC 2022 Term Loan B, 10.070%, (SOFRRATE + 4.750%), 02/16/29	74,829	0.1
248,744		Oscar AcquisitionCo, LLC Term Loan B, 9.990%, (SOFRRATE + 4.500%), 04/29/29	244,018	0.2
291,797		Quikrete Holdings, Inc. 2023 Term Loan B, 8.213%, (TSFR1M + 2.750%), 03/19/29	292,271	0.3
149,235		Wilsonart LLC 2021 Term Loan E, 8.740%, (US0003M + 3.500%), 12/31/26	148,955	0.1
			1,621,936	1.4

		Business Equipment & Services: 1.4%
280,013		Anticimex International AB 2021 USD Incremental Term Loan, 8.960%, (SOFRRATE + 3.900%), 11/16/28	278,496	0.2
250,000		APX Group, Inc. 2021 Term Loan B, 8.929%, (US0001M + 3.250%), 07/10/28	250,312	0.2
243,994		Endure Digital Inc. Term Loan, 9.422%, (US0001M + 3.500%), 02/10/28	236,140	0.2
226,300		Ensono, LP 2021 Term Loan, 9.463%, (US0003M + 3.750%), 05/26/28	216,918	0.2
399,552		Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.963%, (US0001M + 3.750%), 12/15/28	396,954	0.4
250,000		VM Consolidated, Inc. 2021 Term Loan B, 8.593%, (US0006M + 3.250%), 03/24/28	250,977	0.2
			1,629,797	1.4

		Chemicals & Plastics: 1.4%
588,909		Charter NEX US, Inc. 2021 Term Loan, 9.213%, (TSFR1M + 3.750%), 12/01/27	587,279	0.5
40,044		IPS Corporation 2021 Term Loan, 9.198%, (US0001M + 3.750%), 10/02/28	39,268	0.0
443,888		LSF11 A5 Holdco LLC 2023 Incremental Term Loan B, 9.698%, (TSFR1M + 4.250%), 10/15/28	439,634	0.4
99,490		PQ Corporation 2021 Term Loan B, 7.983%, (US0003M + 2.500%), 06/09/28	99,376	0.1
463,838		Starfruit Finco B.V 2023 Term Loan, 9.423%, (TSFR1M + 4.000%), 04/03/28	461,132	0.4
			1,626,689	1.4

		Clothing/Textiles: 0.3%
63,290		Birkenstock GmbH & Co. KG USD Term Loan B, 8.894%, (US0006M + 3.250%), 04/28/28	63,431	0.1
259,350		Samsonite International S.A. 2023 Term Loan, 8.098%, (TSFR1M + 2.750%), 06/21/30	260,214	0.2
			323,645	0.3

		Commodities: 0.6%
149,237		Foundation Building Materials Holding Company LLC 2021 Term Loan, 8.894%, (US0003M + 3.250%), 01/31/28	147,558	0.1
201,925		Specialty Building Products Holdings, LLC 2021 Term Loan B, 9.198%, (US0001M + 3.250%), 10/15/28	198,938	0.2
190,000		Windsor Holdings III, LLC USD Term Loan B, 9.820%, (TSFR1M + 4.500%), 08/01/30	190,778	0.2
168,825		Yak Access, LLC 2023 Term Loan, 11.976%, (TSFR1M + 6.400%), 03/10/28	149,973	0.1
			687,247	0.6

		Communications: 0.8%
288,468		AP Core Holdings II, LLC Amortization Term Loan B1, 10.963%, (US0001M + 5.500%), 09/01/27	283,600	0.3
163,346		Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.783%, (US0001M + 4.250%), 11/29/25	157,745	0.1
6,510	(1),(8)	GTT Communications, Inc. 2022 Opco Term Loan, (TSFR1M + 4.618%), (PIK Rate 12.448%, Cash Rate 0.000%), 12/30/27	5,647	0.0
239,488		Tiger Acquisition, LLC 2021 Term Loan, 8.698%, (TSFR1M + 3.250%), 06/01/28	237,192	0.2
280,000		WeddingWire, Inc. 2023 Term Loan, 9.871%, (TSFR3M + 4.500%), 01/31/28	277,200	0.2
			961,384	0.8

		Consumer, Cyclical: 1.9%
247,095		Ascend Learning, LLC 2021 Term Loan, 8.948%, (TSFR1M + 3.500%), 12/11/28	241,883	0.2
355,898		BIFM CA Buyer Inc. Term Loan B, 8.963%, (TSFR1M + 3.500%), 06/01/26	355,602	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

465,309	Bombardier Recreational Products. Inc. 2023 TERM LOAN B3, 8.091%, (TSFR1M + 2.750%), 12/13/29	464,824	0.4
483,783	GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.990%, (TSFR1M + 3.500%), 10/31/29	484,871	0.4
370,000	Homeserve USA Holding Corp Term Loan, 8.331%, (TSFR1M + 3.000%), 10/21/30	370,308	0.3
14,258	Motion Finco Sarl Delayed Draw Term Loan B2, 8.902%, (US0006M + 3.250%), 11/04/26	14,251	0.0
100,016	Motion Finco Sarl USD Term Loan B1, 8.903%, (US0003M + 3.250%), 11/12/26	99,963	0.1
210,000	Spring Education Group, Inc Term Loan, 9.914%, (TSFR3M + 4.500%), 10/04/30	209,978	0.2
		2,241,680	1.9

	Consumer, Non-cyclical: 0.3%
375,000	KUEHG Corp. 2023 Term Loan, 10.390%, (TSFR1M + 5.000%), 06/12/30	375,967	0.3

	Containers & Glass Products: 2.2%
149,235	Altium Packaging LLC 2021 Term Loan B, 8.213%, (US0001M + 2.750%), 02/03/28	148,640	0.1
300,223	Plastipak Packaging, Inc. 2021 Term Loan B, 7.948%, (US0001M + 2.500%), 12/01/28	300,411	0.3
120,209	Plaze, Inc. 2020 Incremental Term Loan, 9.093%, (US0001M + 3.750%), 08/03/26	115,751	0.1
125,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 12.190%, (US0003M + 6.750%), 10/01/29	52,708	0.1
491,390	Pro Mach Group, Inc. 2021 Term Loan B, 9.463%, (US0001M + 4.000%), 08/31/28	492,618	0.4
310,000	Proampac PG Borrower LLC 2023 Term Loan, 9.881%, (TSFR3M + 4.500%), 09/15/28	308,450	0.3
492,157	Titan Acquisition Limited 2018 Term Loan B, 8.731%, (US0003M + 3.000%), 03/28/25	488,692	0.4
149,617	TricorBraun Holdings, Inc. 2021 Term Loan, 8.713%, (US0001M + 3.250%), 03/03/28	146,557	0.1
39,708	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.652%, (US0003M + 4.000%), 09/15/28	38,892	0.0
491,288	Trident TPI Holdings, Inc. 2022 USD Incremental Term Loan, 10.640%, (TSFR1M + 5.250%), 09/15/28	486,989	0.4
		2,579,708	2.2

	Drugs: 0.1%
171,017	Amneal Pharmaceuticals LLC 2023 Term Loan B, 10.822%, (TSFR1M + 5.500%), 05/04/28	163,321	0.1

	Electric: 0.1%
149,451	Generation Bridge Northeast, LLC Term Loan B, 9.598%, (TSFR3M + 4.250%), 08/22/29	150,011	0.1

	Electronics: 0.4%
450,000	Ingram Micro Inc. 2023 Term Loan, 8.653%, (TSFR3M + 3.000%), 06/30/28	449,719	0.4

	Electronics/Electrical: 1.7%
409,813	Altar Bidco, Inc. 2021 Term Loan, 8.142%, (US0003M + 3.350%), 02/01/29	408,340	0.4
139,891	Chamberlain Group Inc Term Loan B, 8.698%, (TSFR1M + 3.250%), 11/03/28	137,278	0.1
280,725	Creation Technologies Inc. 2021 Term Loan, 11.176%, (US0003M + 5.500%), 10/05/28	268,092	0.2
150,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 12.213%, (TSFR1M + 6.750%), 03/30/29	134,250	0.1
347,262	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 9.213%, (TSFR1M + 3.750%), 03/31/28	340,750	0.3
99,738	EagleView Technology Corporation 2018 Add On Term Loan B, 9.153%, (US0003M + 3.500%), 08/14/25	95,873	0.1
261,644	II-VI Incorporated 2022 Term Loan B, 8.189%, (US0001M + 2.750%), 07/02/29	261,767	0.2
176,850	Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.652%, (US0003M + 3.000%), 07/21/28	174,182	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

149,177		Project Boost Purchaser, LLC 2019 Term Loan B, 8.963%, (US0001M + 3.500%), 06/01/26	149,146	0.1
			1,969,678	1.7

		Energy: 1.3%
328,350		Brazos Delaware II, LLC 2023 Term Loan B, 9.080%, (TSFR1M + 3.750%), 02/11/30	328,829	0.3
591,066		Covia Holdings Corporation 2020 Take Back Term Loan, 9.676%, (US0003M + 4.000%), 07/31/26	588,037	0.5
369,725		Oryx Midstream Services Permian Basin LLC Term Loan B, 8.694%, (TSFR1M + 3.250%), 10/05/28	370,256	0.3
240,845		Profrac Services, LLC 2022 Term Loan, 12.902%, (SOFRRATE + 7.250%), 03/04/25	242,049	0.2
			1,529,171	1.3

		Equipment Leasing: 0.1%
92,665		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 9.119%, (US0003M + 3.250%), 02/17/28	92,510	0.1

		Farming/Agriculture: 0.1%
160,000		Ceva Sante Animale 2023 USD Term Loan B, 9.619%, (TSFR3M + 4.250%), 11/01/30	160,000	0.1

		Financial: 3.8%
457,298		Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.831%, (TSFR1M + 3.500%), 11/05/27	458,314	0.4
694,750		AmWINS Group, Inc. 2023 Incremental Term Loan B, 8.213%, (TSFR1M + 2.750%), 02/19/28	696,975	0.6
404,813		Aretec Group, Inc. 2018 Term Loan, 9.593%, (TSFR1M + 4.250%), 10/01/25	405,034	0.3
115,062		Brookfield Property REIT Inc. 1st Lien Term Loan B, 7.948%, (US0001M + 2.500%), 08/27/25	114,567	0.1
782,608		Citadel Securities LP 2023 Term Loan B, 7.963%, (TSFR3M + 2.500%), 07/29/30	783,231	0.6
275,000		Cushman & Wakefield U.S. Borrower, LLC 2023 Term Loan B, 9.348%, (TSFR1M + 4.000%), 01/31/30	270,188	0.2
439,088		Edelman Financial Center, LLC 2021 Term Loan B, 8.963%, (US0001M + 3.750%), 04/07/28	435,411	0.4
220,774		Focus Financial Partners, LLC 2021 Term Loan, 7.848%, (TSFR1M + 2.500%), 06/30/28	220,422	0.2
242,550		Focus Financial Partners, LLC 2022 Term Loan B5, 8.598%, (TSFR1M + 3.250%), 06/30/28	242,853	0.2
80,000		Focus Financial Partners, LLC 2023 Term Loan B6, 8.848%, (TSFR1M + 3.500%), 06/30/28	80,158	0.1
330,000	(8)	GTCR W Merger Sub LLC USD Term Loan B, 09/20/30	330,206	0.3
289,100		HighTower Holdings LLC 2021 Term Loan B, 9.380%, (US0001M + 4.000%), 04/21/28	288,137	0.2
203,975		RHP Hotel Properties, LP 2023 Term Loan B, 8.098%, (SOFRRATE + 2.750%), 05/18/30	204,272	0.2
3		Victory Capital Holdings, Inc. 2021 Term Loan B, 7.619%, (TSFR1M + 2.250%), 07/01/26	3	0.0
			4,529,771	3.8

		Financial Intermediaries: 0.7%
214,444		Advisor Group, Inc. 2023 Term Loan B, 9.848%, (TSFR3M + 4.500%), 08/17/28	214,887	0.2
367,883		AqGen Island Holdings, Inc. Term Loan, 8.963%, (US0001M + 3.500%), 08/02/28	365,890	0.3
311,850		VFH Parent LLC 2022 Term Loan B, 8.448%, (SOFRRATE + 3.000%), 01/13/29	311,655	0.2
			892,432	0.7

		Food Products: 1.6%
350,027		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 9.213%, (TSFR1M + 3.750%), 10/01/25	331,213	0.3
96,005		B&G Foods, Inc. 2019 Term Loan B4, 7.848%, (US0001M + 2.500%), 10/10/26	94,475	0.1
423,522		CHG PPC Parent LLC 2021 Term Loan, 8.463%, (US0001M + 3.000%), 12/08/28	424,051	0.4
304,286		Dessert Holdings Inc. Term Loan, 9.463%, (US0003M + 4.000%), 06/09/28	272,336	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

538,060		IRB Holding Corp 2022 Term Loan B, 8.448%, (TSFR1M + 3.000%), 12/15/27	537,785	0.4
250,000		Primary Products Finance LLC Term Loan, 9.386%, (US0003M + 4.000%), 03/31/29	250,424	0.2
			1,910,284	1.6

		Food Service: 0.0%
38,188		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 12.198%, (US0003M + 6.750%), 07/30/29	36,644	0.0

		Food/Drug Retailers: 0.6%
488,305	(2)	Moran Foods, LLC 2022 Extended Term Loan, 12.740%, (TSFR3M + 4.680%), 06/30/26	415,060	0.3
244,482	(2),(8)	Moran Foods, LLC 2023 FLFO PIK Term Loan, 2.000%, 06/30/26	207,810	0.2
448,556	(2)	Moran Foods, LLC 2023 FLSO PIK Term Loan 1, 2.000%, (TSFR3M + 2.000%), 06/30/26	98,682	0.1
			721,552	0.6

		Health Care: 3.5%
216,150		ANI Pharmaceuticals, Inc Term Loan B, 11.463%, (TSFR1M + 6.000%), 11/19/27	216,690	0.2
681,401		Athenahealth, Inc. 2022 Term Loan B, 8.598%, (TSFR1M + 3.500%), 02/15/29	670,470	0.6
209,019		CCRR Parent, Inc Term Loan B, 9.213%, (US0001M + 3.750%), 03/06/28	198,046	0.2
298,500		Covetrus, Inc. 2022 1st Lien Term Loan, 10.390%, (TSFR1M + 5.000%), 10/13/29	295,542	0.3
209,624		Gloves Buyer, Inc. 2021 Term Loan, 9.343%, (US0001M + 4.000%), 12/29/27	205,956	0.2
140,000	(8)	IQVIA Inc. 2023 USD Term Loan B4, 1/02/31	140,437	0.1
150,000	(8)	IVC Acquisition Ltd 2023 USD Term Loan B, 11/17/28	149,062	0.1
320,383		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.698%, (TSFR1M + 3.250%), 11/01/28	292,883	0.3
7,590		National Mentor Holdings, Inc. 2021 Term Loan C, 9.240%, (US0003M + 3.750%), 03/02/28	6,937	0.0
266,726		National Mentor Holdings, Inc. 2021 Term Loan, 9.207%, (US0003M + 3.750%), 03/02/28	243,788	0.2
269,427		Pacific Dental Services,LLC 2021 Term Loan, 8.957%, (US0003M + 3.500%), 05/05/28	269,764	0.2
283,707		Phoenix Guarantor Inc 2020 Term Loan B, 8.713%, (US0001M + 3.250%), 03/05/26	283,463	0.2
249,361		Phoenix Guarantor Inc 2021 Term Loan B3, 8.963%, (US0001M + 3.500%), 03/05/26	249,146	0.2
146,250		PointClickCare Technologies, Inc. Term Loan B, 8.765%, (US0001M + 3.000%), 12/29/27	146,250	0.1
243,151		RxBenefits, Inc. 2020 Term Loan, 9.821%, (US0003M + 4.500%), 12/20/27	241,833	0.2
290,000		Sotera Health Holdings, LLC 2021 Term Loan, 8.395%, (US0003M + 2.750%), 12/11/26	289,049	0.2
210,000		Star Parent, Inc. Term Loan B, 9.386%, (TSFR3M + 4.000%), 09/27/30	205,789	0.2
			4,105,105	3.5

		Holding Companies-Divers: 0.5%
555,000		Belfor Holdings Inc. 2023 USD Term Loan B, 9.098%, (TSFR1M + 3.750%), 11/01/30	555,694	0.5

		Home Builders: 0.1%
150,000		Thor Industries, Inc. 2023 USD Term Loan B2, 8.073%, (TSFR1M + 2.750%), 11/15/30	150,844	0.1

		Industrial: 3.4%
231,389		ADS Tactical, Inc. 2021 Term Loan B, 11.213%, (US0001M + 5.750%), 03/19/26	229,075	0.2
181,354		Aegion Corporation Term Loan, 10.395%, (US0003M + 4.750%), 05/17/28	179,842	0.2
214,450		AlixPartners, LLP 2021 USD Term Loan B, 8.213%, (US0001M + 2.750%), 02/04/28	214,986	0.2
171,400		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.198%, (TSFR1M + 3.750%), 05/12/28	167,126	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

145,125		Amentum Government Services Holdings LLC Term Loan B, 9.463%, (US0001M + 3.500%), 01/29/27	145,216	0.1
575,000		ASGN Incorporated 2023 Term Loan B, 7.598%, (TSFR1M + 2.250%), 08/30/30	578,414	0.5
153,450		Brown Group Holding LLC 2022 Term Loan B2 1L, 9.117%, (TSFR1M + 3.750%), 07/02/29	153,762	0.1
187,854		Covanta Holding Corporation 2021 Term Loan B, 7.843%, (TSFR1M + 2.500%), 11/30/28	187,384	0.2
14,286		Covanta Holding Corporation 2021 Term Loan C, 7.843%, (TSFR1M + 2.500%), 11/30/28	14,250	0.0
350,563		Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.685%, (TSFR1M + 5.250%), 04/27/27	352,534	0.3
146,625		Denali Water Solutions Term Loan B, 9.790%, (TSFR1M + 4.250%), 03/27/28	138,561	0.1
229,587		Emrld Borrower LP Term Loan B, 8.348%, (SOFRRATE + 3.000%), 05/31/30	229,997	0.2
201,243		ENC Holding Corporation 2021 Term Loan, 9.902%, (US0003M + 4.250%), 08/19/28	168,038	0.2
164,588		LSF11 Trinity Bidco, Inc. Term Loan, 9.573%, (TSFR1M + 4.500%), 06/14/30	164,999	0.1
215,000		NCR Atleos LLC Term Loan B, 10.198%, (TSFR3M + 4.750%), 03/22/29	211,058	0.2
274,275		Rockwood Service Corporation 2020 Term Loan, 9.712%, (US0001M + 4.250%), 01/23/27	274,960	0.2
124,362		Service Logic Acquisition, Inc Term Loan, 9.644%, (US0003M + 4.000%), 10/29/27	124,440	0.1
305,349		U.S. Silica Company 2023 Term Loan B, 10.198%, (TSFR1M + 4.750%), 03/25/30	306,112	0.3
160,000		VT Topco, Inc. 2023 Term Loan B, 9.598%, (TSFR3M + 4.250%), 08/10/30	160,350	0.1
			4,001,104	3.4

		Industrial Equipment: 2.0%
241,604		AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 9.071%, (US0003M + 3.750%), 07/31/28	237,779	0.2
240,000	(8)	AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan, 07/31/28	237,360	0.2
117,731		Alliance Laundry Systems LLC Term Loan B, 8.994%, (US0003M + 3.500%), 10/08/27	118,018	0.1
198,985		Conair Holdings, LLC Term Loan B, 9.213%, (US0003M + 3.750%), 05/17/28	191,087	0.2
155,000		CPM Holdings, Inc. 2023 Term Loan, 9.827%, (TSFR1M + 4.500%), 09/28/28	155,226	0.1
402,975		Filtration Group Corporation 2023 USD Term Loan, 9.713%, (TSFR1M + 4.250%), 10/21/28	404,276	0.3
150,000		LSF12 Badger Bidco LLC Term Loan B, 11.348%, (TSFR1M + 6.000%), 07/25/30	149,813	0.1
244,926		SPX Flow, Inc. 2022 Term Loan, 9.948%, (TSFR1M + 4.500%), 04/05/29	244,707	0.2
228,851		Vertical US Newco Inc Term Loan B, 9.381%, (US0006M + 3.500%), 07/30/27	229,066	0.2
422,617		Watlow Electric Manufacturing Company Term Loan B, 9.119%, (US0003M + 3.750%), 03/02/28	419,271	0.4
			2,386,603	2.0

		Insurance: 3.8%
875,880		Acrisure, LLC 2020 Term Loan B, 9.150%, (US0001M + 3.500%), 02/15/27	870,588	0.7
240,713		Acrisure, LLC 2021 First Lien Term Loan B, 9.900%, (US0001M + 4.250%), 02/15/27	240,788	0.2
556,525		AssuredPartners, Inc. 2022 Term Loan, 8.848%, (TSFR1M + 3.500%), 02/12/27	556,803	0.5
150,000		Howden Group Holdings Ltd 2023 USD Term Loan B, 9.341%, (TSFR1M + 4.000%), 04/18/30	150,328	0.1
605,000		HUB International Limited 2023 Term Loan B, 9.662%, (TSFR1M + 4.250%), 06/20/30	608,072	0.5

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

395,000		IMA Financial Group, Inc. Term Loan, 8.843%, (US0001M + 3.500%), 11/01/28	394,753	0.3
260,443		OneDigital Borrower LLC 2021 Term Loan, 9.698%, (SOFRRATE + 4.250%), 11/16/27	259,467	0.2
545,850		Ryan Specialty Group, LLC Term Loan, 8.448%, (TSFR1M + 3.000%), 09/01/27	547,271	0.5
310,000	(8)	USI, Inc. 2023 Acquisition Term Loan, 8.640%, 09/14/30	310,194	0.3
620,000		USI, Inc. 2023 Refi Term Loan, 8.640%, (TSFR3M + 3.250%), 09/14/30	620,388	0.5
			4,558,652	3.8

		Leisure Good/Activities/Movies: 2.3%
377,653	(1)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 7.650%, (US0003M + 2.000%), (PIK Rate 7.000%, Cash Rate 7.650%), 09/29/25	311,564	0.3
403,467		24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 19.651%, (US0003M + 14.000%), 09/29/26	211,820	0.2
319,150		Cinemark USA, Inc. 2023 Term Loan B, 9.107%, (TSFR1M + 3.750%), 05/24/30	319,988	0.3
149,241		City Football Group Limited Term Loan, 8.455%, (US0003M + 3.500%), 07/21/28	148,588	0.1
164,545	(8)	ClubCorp Holdings, Inc. 2023 Term Loan B2, 10.649%, 09/18/26	157,963	0.1
124,935		Fender Musical Instruments Corporation 2021 Term Loan B, 9.441%, (SOFRRATE + 4.000%), 12/01/28	122,437	0.1
125,000		Fitness International, LLC 2018 Term Loan B, 8.698%, (US0003M + 3.250%), 04/18/25	124,687	0.1
500,000		Formula One Holdings Limited Term Loan B, 7.598%, (SOFRRATE + 3.000%), 01/15/30	501,172	0.4
291,430		Hayward Industries, Inc. 2022 Term Loan, 8.698%, (TSFR1M + 3.250%), 05/30/28	289,244	0.3
147,375		Lakeshore Intermediate LLC Term Loan, 8.843%, (US0001M + 3.500%), 09/29/28	147,172	0.1
285,000		Renaissance Learning, Inc. 2018 Add On Term Loan, 10.098%, (TSFR1M + 4.750%), 04/05/30	285,054	0.2
149,250		Topgolf Callaway Brands Corp. Term Loan B, 8.948%, (TSFR1M + 3.500%), 03/15/30	149,023	0.1
			2,768,712	2.3

		Lodging: 0.3%
305,000		Hilton Domestic Operating Company, Inc. 2023 Term Loan B4, 7.443%, (TSFR1M + 2.000%), 11/08/30	305,572	0.3

		Lodging & Casinos: 2.2%
304,238		Alterra Mountain Company 2023 Term Loan B, 9.198%, (SOFRRATE + 3.750%), 05/31/30	305,759	0.2
149,620		Century Casinos, Inc 2022 Term Loan, 11.420%, (TSFR1M + 6.000%), 04/02/29	144,477	0.1
346,482		Fertitta Entertainment, LLC 2022 Term Loan B, 9.348%, (SOFRRATE + 4.000%), 01/27/29	344,172	0.3
695,000		Flutter Entertainment PLC Term Loan B, 7.619%, (TSFR3M + 2.250%), 11/15/30	694,710	0.6
219,828		Flynn Restaurant Group LP 2021 Term Loan B, 9.713%, (TSFR1M + 4.250%), 12/01/28	219,897	0.2
269,325		Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.848%, (TSFR1M + 3.500%), 02/08/28	267,768	0.2
327,500	(2),(3),(4),(5)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	–	0.0
331,650		Scientific Games Holdings LP 2022 USD Term Loan B, 8.914%, (TSFR1M + 3.500%), 04/04/29	330,536	0.3
230,683		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 8.927%, (US0003M + 3.250%), 10/02/28	213,151	0.2
124,683		Whatabrands LLC 2021 Term Loan B, 8.463%, (US0001M + 3.250%), 08/03/28	124,769	0.1
			2,645,239	2.2

		Mortgage REITs: 0.1%
74,617		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 8.213%, (US0001M + 2.750%), 04/23/26	73,125	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

		Oil & Gas: 1.1%
170,000		GIP Pilot Acquisition Partners LP Term Loan, 8.388%, (TSFR3M + 3.000%), 10/04/30	170,000	0.1
208,049		M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.943%, (TSFR1M + 4.500%), 09/19/29	208,200	0.2
224,429		Medallion Midland Acquisition, LLC 2021 Term Loan, 9.402%, (US0001M + 3.750%), 10/18/28	225,037	0.2
190,353		TransMontaigne Operating Company L.P. Term Loan B, 8.963%, (US0003M + 3.500%), 11/17/28	190,249	0.2
476,602		Traverse Midstream Partners LLC 2017 Term Loan, 9.240%, (TSFR1M + 3.750%), 02/16/28	476,999	0.4
			1,270,485	1.1

		Pipelines: 0.3%
250,000		NorthRiver Midstream Finance LP 2023 USD Term Loan B, 8.395%, (TSFR3M + 3.000%), 08/16/30	250,295	0.2
159,600		Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.146%, (TSFR3M + 2.750%), 02/15/30	159,966	0.1
			410,261	0.3

		Radio & Television: 1.7%
435,301		CMG Media Corporation 2021 Term Loan, 8.990%, (US0003M + 3.500%), 12/17/26	401,021	0.3
1,718,469	(3),(4),(5),(8)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, (TSFR1M + 3.250%), 08/24/26	41,171	0.0
590,653		DirecTV Financing, LLC Term Loan, 10.645%, (US0001M + 5.000%), 08/02/27	582,347	0.5
184,041		E.W. Scripps Company (The) 2019 Term Loan B2, 8.025%, (US0001M + 2.560%), 05/01/26	181,324	0.2
248,804		Gray Television, Inc. 2021 Term Loan D, 8.435%, (TSFR1M + 3.000%), 12/01/28	242,654	0.2
249,370		Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 10.698%, (TSFR1M + 5.250%), 04/09/29	241,850	0.2
150,000		Red Ventures, LLC 2023 Term Loan B, 8.348%, (TSFR1M + 3.000%), 03/03/30	149,602	0.1
230,000		Simon & Schuster Inc Term Loan B, 9.390%, (TSFR3M + 4.000%), 10/30/30	230,192	0.2
2,531		Sinclair Television Group Inc. Term Loan B2B, 7.963%, (TSFR1M + 2.500%), 09/30/26	2,214	0.0
			2,072,375	1.7

		Rail Industries: 0.8%
190,841		Avis Budget Car Rental, LLC 2022 Term Loan C, 8.948%, (TSFR1M + 3.500%), 03/16/29	191,198	0.2
209,591		Hertz Corporation, (The) 2021 Term Loan B, 8.713%, (US0003M + 3.250%), 06/30/28	207,364	0.2
40,409		Hertz Corporation, (The) 2021 Term Loan C, 8.713%, (US0001M + 3.250%), 06/30/28	39,980	0.0
190,000		Hertz Corporation, (The) 2023 Incremental Term Loan B, 9.140%, (TSFR1M + 3.750%), 06/30/28	188,080	0.2
1,011		Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.213%, (TSFR1M + 3.750%), 03/24/26	1,010	0.0
269,325		Kenan Advantage Group, Inc. 2023 Term Loan B2, 9.463%, (TSFR3M + 4.000%), 03/24/26	269,056	0.2
			896,688	0.8

		Retail: 0.1%
149,250		Sally Holdings, LLC 2023 CovLite Term Loan B, 7.598%, (TSFR1M + 2.250%), 02/28/30	149,810	0.1

		Retailers (Except Food & Drug): 0.8%
472,846		Great Outdoors Group, LLC 2021 Term Loan B1, 9.402%, (US0001M + 3.750%), 03/06/28	469,924	0.4
219,425		Harbor Freight Tools USA, Inc. 2021 Term Loan B, 8.093%, (US0001M + 2.750%), 10/19/27	218,178	0.2
148,603		Petco Health and Wellness Company, Inc. 2021 Term Loan B, 8.902%, (US0003M + 3.250%), 03/03/28	140,838	0.1
138,345		Staples, Inc. 7 Year Term Loan, 10.435%, (US0003M + 5.000%), 04/16/26	126,314	0.1
			955,254	0.8

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

	Software: 0.1%
99,750	AppLovin Corporation 2023 Term Loan B, 8.448%, (TSFR3M + 3.100%), 08/14/30	99,906	0.1

	Technology: 8.0%
259,536	24-7 Intouch Inc 2018 Term Loan, 10.198%, (US0001M + 4.750%), 08/25/25	256,779	0.2
197,389	ABC Financial Services, Inc. 1st Lien Term Loan, 9.895%, (US0001M + 4.250%), 01/02/25	197,389	0.2
225,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 10.493%, (TSFR1M + 5.600%), 02/01/30	218,250	0.2
517,125	AppLovin Corporation 2021 Term Loan B, 8.448%, (TSFR1M + 3.100%), 10/25/28	517,577	0.4
248,903	Asurion LLC 2020 Term Loan B8, 8.713%, (US0001M + 3.250%), 12/23/26	245,889	0.2
255,000	Asurion LLC 2021 2nd Lien Term Loan B3, 10.713%, (US0001M + 5.250%), 01/31/28	229,819	0.2
1,754	Avaya, Inc. 2023 Exit Term Loan, 13.848%, 08/01/28	1,541	0.0
389,243	Banff Merger Sub Inc 2021 USD Term Loan, 9.213%, (US0001M + 3.750%), 10/02/25	389,764	0.3
174,081	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 8.138%, (US0001M + 3.000%), 06/15/25	173,973	0.1
409,790	Bright Bidco B.V. 2022 Exit Term Loan, 6.378%, (TSFR1M + 8.000%), 10/31/27	158,589	0.1
149,619	ConnectWise, LLC 2021 Term Loan B, 8.963%, (US0003M + 3.500%), 09/29/28	146,409	0.1
159,342	Constant Contact Inc Term Loan, 9.687%, (US0003M + 4.000%), 02/10/28	154,164	0.1
275,000	Cvent, Inc. 2023 Term Loan B, 9.140%, (TSFR3M + 3.750%), 06/17/30	274,175	0.2
81,069	Cyxtera DC Holdings, Inc. 2023 DIP Term Loan, 13.936%, (SOFRRATE + 8.500%), 12/07/23	81,627	0.1
99,489	ECI Macola Max Holding, LLC 2020 Term Loan, 9.402%, (US0003M + 3.750%), 11/09/27	99,377	0.1
295,619	Entegris, Inc. 2023 Term Loan B, 7.890%, (TSFR1M + 2.750%), 07/06/29	296,520	0.3
124,248	Epicor Software Corporation 2020 Term Loan, 8.713%, (US0001M + 3.250%), 07/30/27	124,636	0.1
450,000	Epicor Software Corporation 2023 Incremental Term Loan, 9.098%, (TSFR1M + 3.750%), 07/30/27	453,515	0.4
277,679	Helios Software Holdings, Inc. 2021 USD Term Loan B, 9.290%, (TSFR1M + 3.750%), 03/11/28	275,162	0.2
149,625	Idemia Group 2023 USD Extended Term Loan B4, 10.140%, (TSFR3M + 4.750%), 09/30/28	150,373	0.1
202,322	Imperva, Inc. 1st Lien Term Loan, 9.631%, (US0003M + 4.000%), 01/12/26	202,385	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 13.383%, (US0003M + 7.750%), 01/11/27	456,991	0.4
238,775	Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.598%, (TSFR1M + 6.250%), 03/06/28	231,910	0.2
124,688	Intrado Corporation 2023 Term Loan B, 9.390%, (TSFR1M + 4.000%), 01/31/30	124,952	0.1
378,894	Ivanti Software, Inc. 2021 Term Loan B, 9.907%, (US0001M + 4.250%), 12/01/27	351,986	0.3
178,548	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.645%, (US0003M + 4.750%), 07/27/28	115,163	0.1
209,188	McAfee, LLC 2022 USD Term Loan B, 9.170%, (TSFR1M + 3.750%), 03/01/29	207,270	0.2
210,000	Mosel Bidco SE USD Term Loan B, 10.164%, (TSFR3M + 4.750%), 08/01/30	210,263	0.2
445,000	Project Boost Purchaser LLC, 7.268%, (US0001M + 3.500%), 05/30/26	444,397	0.4
265,995	SkillSoft Corporation 2021 Term Loan, 10.694%, (TSFR1M + 5.250%), 07/14/28	248,040	0.2
206,480	Sovos Compliance, LLC 2021 Term Loan, 9.963%, (US0001M + 4.500%), 08/11/28	203,011	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

513,200		Tibco Software Inc. 2022 USD Term Loan, 9.990%, (TSFR1M + 4.500%), 03/30/29	492,672	0.4
931,269		Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.869%, (TSFR3M + 8.500%), 05/29/26	423,727	0.4
37,797		Turing Midco LLC 2021 Term Loan B, 7.963%, (US0001M + 2.500%), 03/24/28	37,864	0.0
407,850		Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 9.988%, (SOFRRATE + 4.500%), 05/04/26	409,940	0.3
303,989		Veritas US Inc. 2021 USD Term Loan B, 10.463%, (US0003M + 5.000%), 09/01/25	240,151	0.2
208,950		World Wide Technology Holding Co. LLC Term Loan, 8.671%, (TSFR1M + 3.250%), 03/01/30	209,603	0.2
440,334		Xperi Corporation 2020 Term Loan B, 8.841%, (US0001M + 3.500%), 06/08/28	439,967	0.4
		9,495,820		8.0

		Telecommunications: 2.0%
303,547		Altice France S.A. 2023 USD Term Loan B14, 10.894%, (TSFR3M + 5.500%), 08/15/28	260,367	0.2
599,244		CCI Buyer, Inc. Term Loan, 9.390%, (TSFR1M + 4.000%), 12/17/27	596,186	0.5
500,000		Connect Finco Sarl 2021 Term Loan B, 8.848%, (US0001M + 3.500%), 12/11/26	499,453	0.4
124,682		Eagle Broadband Investments LLC Term Loan, 8.652%, (US0003M + 3.000%), 11/12/27	120,848	0.1
282,150		Venga Finance Sarl 2021 USD Term Loan B, 10.400%, (TSFR1M + 4.750%), 06/28/29	279,152	0.3
99,747		ViaSat, Inc. Term Loan, 9.848%, (TSFR1M + 4.500%), 03/02/29	96,406	0.1
500,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.687%, (US0001M + 3.250%), 01/31/29	496,180	0.4
		2,348,592		2.0

		Utilities: 0.5%
539,659		Waterbridge Midstream Operating LLC Term Loan B, 11.390%, (US0003M + 5.750%), 06/22/26	541,298	0.5

		Zero Default Risk: 0.6%
223,499		Fugue Finance B.V. 2023 USD Term Loan B, 9.388%, (TSFR3M + 4.000%), 01/31/28	224,582	0.2
26,667	(6),(8)	Ryan, LLC Delayed Draw Term Loan, 11/14/30	26,567	0.0
253,333		Ryan, LLC Term Loan, 9.848%, (TSFR1M + 4.500%), 11/14/30	252,383	0.2
177,405		Smyrna Ready Mix Concrete, LLC 2023 Term Loan, 8.831%, (TSFR1M + 3.500%), 04/02/29	177,848	0.2
		681,380		0.6

	Total Senior Loans
	(Cost $73,754,624)		71,247,391	60.2

CORPORATE BONDS/NOTES: 51.6%
		Basic Materials: 3.6%
165,000	#	Arsenal AIC Parent LLC, 8.000%, 10/01/30	168,557	0.1
160,000		ATI, Inc., 7.250%, 08/15/30	160,874	0.1
390,000	#	Cleveland-Cliffs, Inc., 4.625%, 03/01/29	350,843	0.3
220,000	#	Coeur Mining, Inc., 5.125%, 02/15/29	189,706	0.2
150,000	#	Consolidated Energy Finance S.A., 5.625%, 10/15/28	125,024	0.1
250,000	#	Constellium SE, 5.625%, 06/15/28	239,118	0.2
400,000	#	First Quantum Minerals Ltd., 6.875%, 10/15/27	321,320	0.3
425,000	#	HudBay Minerals, Inc., 4.500%, 04/01/26	404,117	0.3
195,000	#	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/28	183,615	0.2
200,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	187,955	0.2
150,000	#,(1)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/26	134,210	0.1
305,000	#	Mativ, Inc., 6.875%, 10/01/26	281,670	0.2
40,000	#	NOVA Chemicals Corp., 8.500%, (0 + –%), 11/15/28	41,370	0.0
475,000	#	Novelis Corp., 4.750%, 01/30/30	431,674	0.4
275,000	#	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/30	243,844	0.2
445,000		Olin Corp., 5.625%, 08/01/29	425,079	0.4
200,000	#	SPCM SA, 3.125%, 03/15/27	178,299	0.1
200,000	#	Taseko Mines Ltd., 7.000%, 02/15/26	187,185	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

57,000	#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/25	47,654	0.0
			4,302,114	3.6

		Communications: 6.9%
200,000	#	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/28	159,793	0.1
400,000	#	Altice France Holding SA, 6.000%, 02/15/28	161,998	0.1
400,000	#	Altice France SA/France, 5.500%, 10/15/29	289,093	0.2
70,000		AMC Networks, Inc., 4.250%, 02/15/29	49,070	0.0
225,000	#	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/26	144,281	0.1
1,275,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	1,116,641	0.9
255,000	#	CommScope, Inc., 4.750%, 09/01/29	160,231	0.1
200,000	#	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/26	192,193	0.2
140,000		CSC Holdings LLC, 5.250%, 06/01/24	133,511	0.1
200,000	#	CSC HOLDINGS LLC, 11.250%, 05/15/28	199,842	0.2
525,000	#	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/27	472,944	0.4
275,000	#	DISH DBS Corp., 5.250%, 12/01/26	221,629	0.2
400,000		DISH DBS Corp., 7.375%, 07/01/28	198,123	0.2
85,000	#	GCI LLC, 4.750%, 10/15/28	76,372	0.1
150,000	#	iHeartCommunications, Inc., 5.250%, 08/15/27	115,127	0.1
200,000	#	ION Trading Technologies Sarl, 5.750%, 05/15/28	170,240	0.1
400,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	376,600	0.3
115,000	#	Level 3 Financing, Inc., 10.500%, 05/15/30	106,766	0.1
325,000	#	Match Group Holdings II LLC, 5.625%, 02/15/29	306,516	0.3
165,000	#	McGraw-Hill Education, Inc., 8.000%, 08/01/29	148,809	0.1
290,000	#	Millennium Escrow Corp., 6.625%, 08/01/26	224,148	0.2
250,000		Paramount Global, 6.250%, 02/28/57	196,406	0.2
200,000	#	Sinclair Television Group, Inc., 4.125%, 12/01/30	140,657	0.1
475,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	451,672	0.4
145,000	#	Spanish Broadcasting System, Inc., 9.750%, 03/01/26	84,006	0.1
220,000	#	Stagwell Global LLC, 5.625%, 08/15/29	192,932	0.2
325,000		Telecom Italia Capital SA, 6.375%, 11/15/33	304,947	0.3
165,000	#	Uber Technologies, Inc., 8.000%, 11/01/26	167,840	0.1
625,000	#	Univision Communications, Inc., 6.625%, 06/01/27	616,625	0.5
85,000	#	ViaSat, Inc., 5.625%, 04/15/27	78,801	0.1
300,000	#	Viavi Solutions, Inc., 3.750%, 10/01/29	250,754	0.2
200,000	#	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	179,695	0.2
300,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	256,511	0.2
275,000	#	Zayo Group Holdings, Inc., 4.000%, 03/01/27	210,118	0.2
			8,154,891	6.9

		Consumer, Cyclical: 12.3%
225,000	#	1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/28	209,026	0.2
400,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	385,349	0.3
275,000	#	Affinity Interactive, 6.875%, 12/15/27	239,624	0.2
375,000	#	Allison Transmission, Inc., 5.875%, 06/01/29	363,189	0.3
579,167	#	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/26	570,568	0.5
245,000	#	Arko Corp., 5.125%, 11/15/29	204,185	0.2
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/28	368,253	0.3
180,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/29	151,862	0.1
200,000	#	Banijay Entertainment SASU, 8.125%, 05/01/29	201,813	0.2
475,000	#	Bath & Body Works, Inc., 6.625%, 10/01/30	470,600	0.4
180,000	#	Brinker International, Inc., 5.000%, 10/01/24	177,053	0.2
300,000	#	Caesars Entertainment, Inc., 4.625%, 10/15/29	263,808	0.2
250,000	#	Caesars Entertainment, Inc., 6.250%, 07/01/25	248,771	0.2
800,000	#	Carnival Corp., 4.000%, 08/01/28	725,360	0.6
160,000	#	Carrols Restaurant Group, Inc., 5.875%, 07/01/29	140,063	0.1
150,000	#	CCM Merger, Inc., 6.375%, 05/01/26	144,128	0.1
325,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/26	333,044	0.3
135,000	#	Dream Finders Homes, Inc., 8.250%, 08/15/28	139,164	0.1
1,250,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,155,955	1.0
300,000	#	Gap, Inc./The, 3.625%, 10/01/29	247,197	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

125,000	#	Golden Entertainment, Inc., 7.625%, 04/15/26	125,356	0.1
300,000	#	Installed Building Products, Inc., 5.750%, 02/01/28	283,582	0.2
365,000	#	Interface, Inc., 5.500%, 12/01/28	328,314	0.3
600,000	#	International Game Technology PLC, 6.250%, 01/15/27	599,398	0.5
225,000	#	LCM Investments Holdings II LLC, 4.875%, 05/01/29	196,761	0.2
155,000	#	Lions Gate Capital Holdings LLC, 5.500%, 04/15/29	96,261	0.1
325,000		M/I Homes, Inc., 4.950%, 02/01/28	309,247	0.3
325,000	#	Macy's Retail Holdings LLC, 6.125%, 03/15/32	291,688	0.2
200,000	#	Melco Resorts Finance Ltd., 5.375%, 12/04/29	167,000	0.1
180,000		MGM Resorts International, 4.625%, 09/01/26	172,973	0.1
300,000		Murphy Oil USA, Inc., 4.750%, 09/15/29	277,898	0.2
450,000	#	NCL Corp. Ltd, 5.875%, 03/15/26	426,713	0.4
160,000	#	Raising Cane's Restaurants LLC, 9.375%, 05/01/29	168,207	0.1
65,000	#	Ritchie Bros Holdings, Inc., 7.750%, 03/15/31	67,525	0.1
765,000	#	Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	736,626	0.6
180,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	177,323	0.2
250,000	#	Scientific Games International, Inc., 7.000%, 05/15/28	250,470	0.2
230,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	202,884	0.2
250,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	220,983	0.2
275,000	#	Station Casinos LLC, 4.500%, 02/15/28	248,937	0.2
250,000	#	STL Holding Co. LLC, 7.500%, 02/15/26	239,523	0.2
365,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	355,532	0.3
400,000	#	Tempur Sealy International, Inc., 4.000%, 04/15/29	346,564	0.3
250,000		United Airlines Holdings, Inc., 4.875%, 01/15/25	245,795	0.2
225,000	#	Viking Cruises Ltd., 5.875%, 09/15/27	212,038	0.2
250,000	#	William Carter Co/The, 5.625%, 03/15/27	242,655	0.2
165,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	151,821	0.1
475,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	452,820	0.4
180,000	#	ZF North America Capital, Inc., 6.875%, 04/14/28	182,677	0.2
			14,516,583	12.3

		Consumer, Non-cyclical: 8.4%
275,000	#	Acadia Healthcare Co., Inc., 5.500%, 07/01/28	263,700	0.2
465,000	#	ADT Security Corp./The, 4.125%, 08/01/29	413,648	0.3
180,000	#	AHP Health Partners, Inc., 5.750%, 07/15/29	149,976	0.1
675,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/28	666,469	0.6
250,000	#	Alta Equipment Group, Inc., 5.625%, 04/15/26	233,790	0.2
275,000	#	APi Escrow Corp., 4.750%, 10/15/29	246,315	0.2
185,000	#	Bausch & Lomb Escrow Corp., 8.375%, 10/01/28	189,394	0.2
165,000	#	BellRing Brands, Inc., 7.000%, 03/15/30	167,944	0.1
400,000	#	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/28	371,219	0.3
350,000	#	CHS/Community Health Systems, Inc., 5.625%, 03/15/27	312,670	0.3
150,000		Cimpress PLC, 7.000%, 06/15/26	145,234	0.1
315,000	#	CPI CG, Inc., 8.625%, 03/15/26	299,614	0.3
410,000	#	DaVita, Inc., 4.625%, 06/01/30	346,854	0.3
275,000		Encompass Health Corp., 4.750%, 02/01/30	250,110	0.2
275,000	#	Graham Holdings Co., 5.750%, 06/01/26	268,037	0.2
200,000	#	IQVIA, Inc., 6.500%, 05/15/30	201,940	0.2
200,000	#	Jazz Securities DAC, 4.375%, 01/15/29	180,110	0.2
225,000	#	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26	226,417	0.2
190,000	#	Legacy LifePoint Health LLC, 4.375%, 02/15/27	166,523	0.1
200,000	#	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/26	197,164	0.2
275,000	#	Medline Borrower L.P., 3.875%, 04/01/29	244,286	0.2
195,000	#	Medline Borrower L.P., 5.250%, 10/01/29	176,607	0.1
165,000	#	MPH Acquisition Holdings LLC, 5.750%, 11/01/28	127,955	0.1
195,000	#	NESCO Holdings II, Inc., 5.500%, 04/15/29	175,013	0.1
400,000	#	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	315,091	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

200,000		Perrigo Finance Unlimited Co., 4.650%, 06/15/30	178,612	0.1
200,000	#	Picasso Finance Sub, Inc., 6.125%, 06/15/25	198,751	0.2
475,000	#	Post Holdings, Inc., 5.500%, 12/15/29	446,852	0.4
150,000	#	Prestige Brands, Inc., 3.750%, 04/01/31	125,202	0.1
365,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	324,109	0.3
180,000	#	Select Medical Corp., 6.250%, 08/15/26	178,831	0.1
195,000	#	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/29	162,052	0.1
220,000	#	Teleflex, Inc., 4.250%, 06/01/28	202,791	0.2
500,000		Tenet Healthcare Corp., 4.625%, 06/15/28	466,141	0.4
365,000		Tenet Healthcare Corp., 6.125%, 10/01/28	354,200	0.3
200,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	188,155	0.2
290,000	#	Triton Water Holdings, Inc., 6.250%, 04/01/29	248,589	0.2
325,000		United Rentals North America, Inc., 5.250%, 01/15/30	310,786	0.3
200,000	#	Varex Imaging Corp., 7.875%, 10/15/27	199,478	0.2
			9,920,629	8.4

		Energy: 7.2%
425,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/27	416,140	0.3
130,000	#	Antero Resources Corp., 7.625%, 02/01/29	133,237	0.1
425,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	415,374	0.3
280,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/29	257,534	0.2
200,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	179,587	0.1
240,000	#	Chord Energy Corp., 6.375%, 06/01/26	238,634	0.2
250,000	#	CNX Midstream Partners LP, 4.750%, 04/15/30	218,334	0.2
325,000	#	Colgate Energy Partners III LLC, 5.875%, 07/01/29	310,884	0.3
325,000	#	Crescent Energy Finance LLC, 7.250%, 05/01/26	322,787	0.3
425,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/27	417,849	0.4
325,000	#	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/28	306,459	0.3
445,000	#	DT Midstream, Inc., 4.125%, 06/15/29	399,846	0.3
300,000	#	Earthstone Energy Holdings LLC, 8.000%, 04/15/27	306,691	0.3
300,000	#	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/28	292,594	0.2
165,000	#	Enerflex Ltd., 9.000%, 10/15/27	155,496	0.1
500,000		EnLink Midstream LLC, 5.375%, 06/01/29	482,933	0.4
425,000	#	Hess Midstream Operations L.P., 5.125%, 06/15/28	407,065	0.3
450,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	420,103	0.4
350,000	#	Kinetik Holdings L.P., 5.875%, 06/15/30	333,673	0.3
250,000	#	Matador Resources Co., 6.875%, 04/15/28	250,748	0.2
350,000	#	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/26	342,446	0.3
400,000		Murphy Oil Corp., 6.375%, 07/15/28	397,631	0.3
180,000	#	Northern Oil and Gas, Inc., 8.750%, 06/15/31	186,975	0.2
220,000		Southwestern Energy Co., 5.375%, 02/01/29	209,509	0.2
390,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	355,751	0.3
123,750	#	Transocean Poseidon Ltd., 6.875%, 02/01/27	122,280	0.1
110,000	#	Transocean, Inc., 7.500%, 01/15/26	107,336	0.1
540,000	#	Venture Global LNG, Inc., 8.125%, 06/01/28	535,876	0.5
			8,523,772	7.2

		Financial: 4.4%
275,000		Ally Financial, Inc., 5.750%, 11/20/25	269,989	0.2
140,000	#	Aretec Escrow Issuer, Inc., 7.500%, 04/01/29	118,411	0.1
195,000	#	BroadStreet Partners, Inc., 5.875%, 04/15/29	177,384	0.1
200,000	#	Burford Capital Global Finance LLC, 6.250%, 04/15/28	190,160	0.2
265,000	#	Freedom Mortgage Corp., 7.625%, 05/01/26	253,462	0.2
300,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/27	271,875	0.2
420,000	#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/27	387,858	0.3
400,000	#	Midcap Financial Issuer Trust, 6.500%, 05/01/28	348,468	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	319,221	0.3
365,000	#	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/28	338,144	0.3
575,000		Navient Corp., 5.000%, 03/15/27	536,617	0.5
825,000		OneMain Finance Corp., 3.500%, 01/15/27	737,858	0.6
325,000	#	PRA Group, Inc., 5.000%, 10/01/29	245,724	0.2
140,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/29	99,972	0.1
365,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	343,473	0.3
225,000	#	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/28	221,530	0.2
200,000	#	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/30	140,062	0.1
275,000	#	XHR L.P., 4.875%, 06/01/29	246,598	0.2
			5,246,806	4.4

		Industrial: 6.7%
200,000	#,(1)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/27	103,178	0.1
235,000		Ball Corp., 6.875%, 03/15/28	240,243	0.2
225,000	#	Bombardier, Inc., 7.875%, 04/15/27	225,356	0.2
200,000	#	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/26	193,278	0.2
275,000	#	Builders FirstSource, Inc., 5.000%, 03/01/30	256,320	0.2
350,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	330,225	0.3
300,000	#	Chart Industries, Inc., 7.500%, 01/01/30	306,347	0.3
225,000	#	Clean Harbors, Inc., 5.125%, 07/15/29	211,748	0.2
195,000	#	Energizer Holdings, Inc., 4.750%, 06/15/28	174,466	0.2
375,000	#	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/28	352,429	0.3
385,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	343,921	0.3
275,000	#	Global Infrastructure Solutions, Inc., 5.625%, 06/01/29	230,045	0.2
175,000	#	Graham Packaging Co., Inc., 7.125%, 08/15/28	154,151	0.1
390,000	#	Imola Merger Corp., 4.750%, 05/15/29	354,652	0.3
50,000	#,(1)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/26	42,009	0.0
250,000	#	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/28	224,743	0.2
190,000	#	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/28	189,953	0.2
245,000	#	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/28	244,699	0.2
95,000	#	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/31	94,407	0.1
300,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	284,114	0.2
250,000	#	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29	224,825	0.2
400,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	395,614	0.3
375,000	#	Sealed Air Corp., 4.000%, 12/01/27	344,938	0.3
420,000	#	Sensata Technologies BV, 4.000%, 04/15/29	377,244	0.3
250,000	#	Smyrna Ready Mix Concrete LLC, 8.750%, 11/15/31	254,555	0.2
650,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	611,555	0.5
390,000	#	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/29	365,038	0.3
490,000	#	TransDigm, Inc., 6.875%, 12/15/30	490,968	0.4
275,000	#	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/28	252,226	0.2
			7,873,247	6.7

		Technology: 1.3%
220,000	#	Condor Merger Sub, Inc., 7.375%, 02/15/30	190,224	0.2
250,000	#	Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	226,025	0.2
275,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	265,833	0.2
205,000	#	NCR Atleos Escrow Corp., 9.500%, 04/01/29	211,861	0.2
400,000	#	Open Text Holdings, Inc., 4.125%, 02/15/30	354,304	0.3
330,000	#	Virtusa Corp., 7.125%, 12/15/28	261,393	0.2
			1,509,640	1.3

		Utilities: 0.8%
435,000	#	CALPINE CORP SR UNSECURED 144A, 5.125%, 03/15/28	409,726	0.3
185,000		TransAlta Corp., 7.750%, 11/15/29	190,638	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

400,000	#	Vistra Operations Co. LLC, 5.625%, 02/15/27	389,362	0.3
			989,726	0.8

	Total Corporate Bonds/Notes
	(Cost $61,409,296)		61,037,408	51.6

ASSET-BACKED SECURITIES: 1.4%
		Asset Backed Securities: 1.4%
250,000	#	Aimco 2019-10A DR, 8.417%, (US0003M + 2.900%), 07/22/32	245,502	0.2
500,000	#	Bain Capital Credit CLO, Ltd. 2021 1A C, 7.571%, (TSFR3M + 2.000%), 04/18/34	490,281	0.4
550,000	#	Benefit Street Partners CLO Ltd. 2019-19A D, 9.317%, (US0003M + 3.800%), 01/15/33	548,995	0.4
450,000	#	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 7.642%, (US0003M + 2.850%), 10/16/34	435,149	0.4

	Total Asset-Backed Securities
	(Cost $1,657,131)		1,719,927	1.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
135,911	(2),(7)	24 Hour Fitness Worldwide, Inc.	1,087	0.0
181,068	(2),(7)	24 Hour Fitness Worldwide, Inc. - Preferred	18	0.0
13,687	(2),(7)	Avaya, Inc.	92,387	0.1
3,312	(2),(7)	Avaya, Inc.	22,081	0.0
25,562	(2),(7)	Cineworld Group PLC	–	0.0
23,578	(7)	Cumulus Media, Inc. Class-A	114,825	0.1
24,046	(2)	Harvey Gulf International Marine LLC	781,495	0.7
4,941	(2),(7)	iQor	4,324	0.0
41,629	(2)	Longview Power LLC	551,584	0.5
29,663	(2),(7)	Save-A-Lot, Inc. / Moran Foods	5,695	0.0
42,856	(2),(7)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
13,045	(2),(7)	Yak Access LLC Common Unit Series A	91	0.0
1,333	(2),(7)	Yak Access LLC Common Unit Series B	10	0.0
359,997	(2),(7)	Yak Access LLC Preferred Series A	251,998	0.2
405,896	(2),(7)	Yak Access LLC Preferred Series B1	20,295	0.0
5,711	(2),(7)	Yak Access LLC Preferred Series B2	171	0.0
	Total Equities and Other Assets
	(Cost $2,455,503)		1,846,490	1.6

	Total Investments (Cost $139,276,554)		$135,851,216	114.8
	Liabilities in Excess of Other Assets		(17,556,223)	(14.8)
	Net Assets		$118,294,993	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(5)	The borrower has filed for protection in federal bankruptcy court.
(6)	All or a portion of this holding is subject to unfunded loan commitments.
(7)	Non-income producing security.
(8)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2023
Asset Table
Investments, at fair value
Senior Loans	$–	$70,525,839	$721,552	$71,247,391
Corporate Bonds/Notes	–	61,037,408	–	61,037,408
Equities and Other Assets	114,825	–	1,731,665	1,846,490
Asset-Backed Securities	–	1,719,927	–	1,719,927
Total Investments, at fair value	$114,825	$133,283,174	$2,453,217	$135,851,216
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(476)	$–	$(476)
Total Liabilities	$–	$(476)	$–	$(476)

(1)	For the period ended November 30, 2023, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At November 30, 2023, securities valued at $2,155,488 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended November 30, 2023:

	Equities and Other Assets*	Senior Loans**	Total
Assets:
Beginning balance at February 28, 2023	$1,048,773	$-	$1,048,773
Purchases	387,033	721,552	1,108,585
Sales	(241,759)	-	(241,759)
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	537,618	-	537,618
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at November 30, 2023	$1,731,665	$721,552	$2,453,217
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of November 30, 2023***	$537,618	$-	$537,618

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

*** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at November 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (Continued)

At November 30, 2023, the following forward foreign currency contracts were outstanding for Voya Credit Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 36,001	EUR 33,500	State Street Bank & Trust Co.	12/12/23	$(476)
				$(476)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,221,862
Gross Unrealized Depreciation	(5,647,200)

Net Unrealized Depreciation	$(3,425,338)